Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: February 12, 2024

Payment Date	2/15/2024
Collection Period Start	1/1/2024
Collection Period End	1/31/2024
Interest Period Start	1/16/2024
Interest Period End	2/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$317,097,408.02	$22,288,147.56	$294,809,260.46	0.632366	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$463,180,408.02	$22,288,147.56	$440,892,260.46

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$466,571,618.01	$444,283,470.45	0.327526
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$466,571,618.01	$444,283,470.45
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$317,097,408.02	0.77000%	30/360	$203,470.84
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$463,180,408.02			$344,544.59

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$466,571,618.01	$444,283,470.45
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$466,571,618.01	$444,283,470.45
Number of Receivables Outstanding	41,344	40,492
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	34	33

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,539,732.51
Principal Collections	$22,150,588.32
Liquidation Proceeds	$68,489.37
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$23,758,810.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$23,758,810.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$388,809.68	$388,809.68	$—	$—	$23,370,000.52
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,370,000.52
Interest - Class A-2 Notes	$—	$—	$—	$—	$23,370,000.52
Interest - Class A-3 Notes	$203,470.84	$203,470.84	$—	$—	$23,166,529.68
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$23,075,191.68
First Allocation of Principal	$—	$—	$—	$—	$23,075,191.68
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$23,060,609.30
Second Allocation of Principal	$—	$—	$—	$—	$23,060,609.30
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$23,044,445.53
Third Allocation of Principal	$5,332,937.57	$5,332,937.57	$—	$—	$17,711,507.96
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,692,518.36
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,128,518.36
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,128,518.36
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$737,308.37
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$737,308.37
Remaining Funds to Certificates	$737,308.37	$737,308.37	$—	$—	$—
Total	$23,758,810.20	$23,758,810.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$466,571,618.01	$444,283,470.45
Note Balance	$463,180,408.02	$440,892,260.46
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	14	$137,559.24
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	73	$68,489.37
Monthly Net Losses (Liquidation Proceeds)			$69,069.87
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.19%
Current Collection Period			0.18%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$1,920,202.06
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.35%	111	$1,542,722.39
60-89 Days Delinquent	0.14%	41	$618,519.84
90-119 Days Delinquent	0.05%	14	$237,524.79
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.54%	166	$2,398,767.02

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$41,614.61
Total Repossessed Inventory		6	$81,801.73

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		55	$856,044.63
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.16%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.37	0.08%	25	0.06%